Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 60,466	$ 359,826	$ 102,766
Restricted cash
Accounts receivable	434,457	24,241	208,647
Prepaid expenses	19,248,357	19,020,159	19,409,323
Other current assets	770,666	907,632	718,550
Total current assets	20,513,946	20,311,858	20,439,286
Notes receivable	2,000,000	2,000,000	2,000,000
Investments	250,000	250,000	250,000
Goodwill	7,746,491	11,227,491	19,590,758
Intangible assets, net	14,994,949	17,681,874	23,982,445
Property and equipment, net	13,817	21,309	108,078
Other long-term assets	12,884,686	12,884,686	13,009,686
Total assets	58,403,889	64,377,218	79,380,253
Current liabilities:
Trade payables	8,231,152	7,991,802	7,607,633
Deferred revenue	276,786	357,143	464,286
Notes payable - current	6,412,127	6,026,669	3,755,676
Accrued interest	1,096,101	858,875	484,172
Accrued and other expenses	12,696,559	11,359,616	4,626,973
Other liabilities	2,017,111	1,167,111	625,028
Total current liabilities	30,729,836	27,761,216	17,563,768
Long-term liabilities:
Convertible debt, net - non current
Other long-term liabilities
Total long-term liabilities
Commitments and contingencies (Note 14)
Total liabilities	30,729,836	27,761,216	17,563,768
Equity Controlling Interest
Preferred Stock, par value $0.001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.001, 500,000,000 shares authorized, 10,123,682 and 2,877,045 issued and outstanding September 30, 2024 and December 31, 2023, respectively	10,124	2,877	2,527
Additional paid-in capital	280,307,750	269,690,569	267,597,370
Accumulated other comprehensive loss	243,980	(91,667)	3,622
Accumulated deficit	(254,879,047)	(235,106,206)	(208,187,210)
Total Lottery.com Inc. stockholders’ equity	25,682,807	34,495,573	59,416,309
Noncontrolling interest	1,991,246	2,120,429	2,400,176
Total Equity	27,674,053	36,616,002	61,816,485
Total liabilities and stockholders’ equity	$ 58,403,889	$ 64,377,218	$ 79,380,253